Revenue (Tables)	3 Months Ended
Mar. 31, 2019
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
Revenue disaggregated by customer profile is as follows:

	Three Months Ended
	March 31, 2019	March 31, 2018
	(in thousands)

Top client	$99,994	$65,818
Clients 2-5	169,339	164,301
Clients 6-10	89,067	98,539
Clients 11-25	124,826	117,271
Other	191,626	174,196

Total	$674,852	$620,125